La Cima Revolving Senior Secured Credit Facility (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 19, 2014
Debt Instrument [Line Items]
Loans advanced	$ 463.9		$ 3,177.7		$ 936.3
Closing balance	1,910.9		2,060.1
La Cima Revolving Senior Secured Credit Facility
Debt Instrument [Line Items]
Loans advanced	42.0					42.0
Closing balance	$ 42.0	[1]	$ 0	[1]

[1]	La Cima revolving senior secured credit facility On December 16, 2014, La Cima entered into a revolving senior secured credit facility for up to $200 million. The purpose of this facility was to refinance the $200.0 million non-revolving senior secured term loan, to finance its working capital requirements and for general corporate purposes. The final maturity date of this facility is three years from the agreement date. On the agreement date, the total commitments amounted to $75.0 million. The loan bears interest at LIBOR plus a margin of 1.625% per annum. Borrowings under the revolving senior secured credit facility are secured by first-ranking assignments of all rights, title and interest in all of La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima are subject to an account control agreement and a first-ranking charge in favour of the lenders. This facility is non-recourse to the rest of the Gold Fields Group. Where the utilization under this facility is less than or equal to $66,666,666, a utilization fee of 0.075% per annum will be payable on the amount of utilizations. Where the utilization under this facility is greater than $66,666,666 and less than or equal to $133,333,333, a utilization fee of 0.15% per annum will be payable on the amount of utilizations. Where the utilization under this facility is greater than $133,333,333, a utilization fee of 0.25% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.65% per annum on the undrawn amount. On December 19, 2014, La Cima drew down $42.0 million under this facility. The outstanding balance under this facility at December 31, 2014 was $42.0 million. Subsequent to year-end, on January 19, 2015, the total commitments were increased by $75.0 million to $150.0 million. December 31, 2014 December 31, 2013 Loans advanced 42.0 - Closing balance 42.0 -